Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Interest expense			¥ 69,472	$ 9,785	¥ 45,607	¥ 31,644
NetEase Group [Member]
Related Party Transaction [Line Items]
Effective interest rate			3.50%	3.50%	3.50%
Interest expense | ¥			¥ 31,959		¥ 31,226	31,028
Amount drawn down under the facility			630,360		522,345		$ 88,784
NetEase [Member] | Revolving Loan Facility [Member]
Related Party Transaction [Line Items]
Interest expense | ¥			¥ 37,513		¥ 14,381	¥ 616
Debt Instrument, Term	3 years	3 years
Line of Credit Facility, Maximum Borrowing Capacity | $	$ 300,000	$ 300,000
Amount drawn down under the facility | $							$ 89,000
Line of credit facility expiration date	Mar. 31, 2027	Mar. 31, 2024	Mar. 31, 2027	Mar. 31, 2027
NetEase [Member] | Revolving Loan Facility [Member] | SOFR [Member]
Related Party Transaction [Line Items]
Debt instrument variable interest rate spread	1.10%
NetEase [Member] | Revolving Loan Facility [Member] | LIBOR [Member]
Related Party Transaction [Line Items]
Debt instrument variable interest rate spread		1.10%